Class A Common Stock Subject to Possible Redemption (Details)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) Vote $ / shares shares	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Temporary Equity [Line Items]
Increase in redemption value of Class A common stock subject to redemption	$ 76,542	$ 26,876,992		$ 26,876,992
Class A Common Stock Subject to Redemption
Temporary Equity [Line Items]
Number of votes per share | Vote	1		1
Class A common stock subject to possible redemption, par value, (per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, authorized (in shares) | shares	300,000,000		300,000,000
Class A common stock subject to possible redemption, outstanding (in shares) | shares	34,500,000		34,500,000	34,500,000	0
Gross Proceeds			$ 345,000,000	$ 345,000,000
Proceeds allocated to Public Warrants			(7,762,500)	(7,762,500)
Class A common stock issuance costs			(19,114,492)	(19,114,492)
Accretion of carrying value to redemption value			26,876,992	26,876,992
Increase in redemption value of Class A common stock subject to redemption			76,542
Class A common stock subject to possible redemption	$ 345,076,542		$ 345,076,542	$ 345,000,000
Class A Common Stock
Temporary Equity [Line Items]
Number of votes per share | Vote				1